Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 4,177	$ 2,181	$ 5,403	$ 4,006	$ 2,057
Adjustments to reconcile net earnings to net cash provided (used) by operating activities:
Provision for loan losses	281		978		125
Net earnings attributable to noncontrolling interest	1,059		512
Depreciation, amortization and accretion	1,086	436	933	757	621
Loss (gain) on sale of investment securities available-for-sale			33	(47)
Loss (gain) on ineffective portion of fair value hedge derivative	2	72	128	(16)
Change in mortgage loan derivative	(118)	(18)	(18)	(79)
Deferred tax expense			552	1,901	1,000
Loss on trade or sale of premises and equipment	5		1
Share-based compensation expense	471	215	358	293	112
Income from bank owned life insurance	(165)	(120)	(242)	(236)	(194)
Loss (gain) on other real estate	24	(5)	(13)	(62)	(396)
Change in:
Mortgage loans held-for-sale	(4,421)	(4,763)	(2,170)	6,677	(5,939)
Other assets and accrued interest receivable	(1,186)	(126)	(1,321)	134	184
Other liabilities and accrued interest payable	(739)	(754)	(486)	(118)	1,266
Net cash provided (used) by operating activities	476	(2,882)	4,648	13,210	(1,164)
Cash flows from investing activities (net of effect of business combinations):
Proceeds from calls, maturities and paydowns of securities available-for-sale	7,081	2,608	5,386	11,206	10,651
Proceeds from sale of securities available-for-sale			35,377	952	0
Purchases of securities available-for-sale	(2,500)		(1,501)	(21,225)	(981)
Purchases of securities held-to-maturity	(12,611)
Proceeds from sale of other investments	703	118	427	113	315
Purchases of other investments	(1,126)	(73)	(160)	(246)	(634)
Net cash received in acquisitions			20,170
Net change in loans	(83,845)	(5,932)	(75,195)	(142,514)	(142,155)
Proceeds from sale of other real estate	169	50	65	329	1,546
Investment in bank owned life insurance	(1,042)				(3,000)
Proceeds from the sale of premises and equipment	49
Purchases of premises and equipment	(1,815)	(1,455)	(2,832)	(4,076)	(5,925)
Net cash used by investing activities	(94,937)	(4,684)	(18,263)	(155,461)	(140,183)
Cash flows from financing activities (net of effect of business combinations):
Net change in deposits	80,423	(11,296)	92,483	97,795	255,658
Proceeds from Federal Home Loan Bank advances					15,000
Repayment of Federal Home Loan Bank advances			(4,874)	(2,500)	(7,000)
Repayment of short-term debt			(77,801)
Cash distribution paid to noncontrolling interests	(771)		(207)
Repayment of non-recourse debt				(195)	(336)
Stock repurchase			(2)
Proceeds from stock offering	34,495		3,000
Stock offering expenses	(728)		(28)
Stock offering expenses related to acquisition			(272)
Proceeds from exercise of options and warrants		615	615
Net cash provided (used) by financing activities	113,419	(10,681)	12,914	95,100	263,322
Net change in cash and cash equivalents	18,958	(18,247)	(701)	(47,151)	121,975
Cash and cash equivalents at beginning of the period	123,435	124,136	124,136	171,287	49,312
Cash and cash equivalents at end of the period	142,393	105,889	123,435	124,136	171,287
Cash paid during the period for:
Interest	2,076	1,375	2,914	2,723	3,239
Income taxes	2,538	1,500	3,233	505	25
Non-cash investing and financing activities:
Change in unrealized gain on securities available-for-sale, net of tax	235	$ 409	554	(1,210)	222
Transfer of loans to other real estate	$ 694			$ 1,017	340
Transfer of premises held-for-sale to premises and equipment					$ 3,014
Assets acquired and liabilities assumed in acquisition
Assets acquired in acquisitions			307,148
Liabilities assumed in acquisitions			$ 290,029